Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Net deferred tax assets and liabilities [abstract]
Schedule of Provision for Income Taxes
The provision for income taxes differs from that which would be expected by applying statutory Canadian income tax rates.
A reconciliation of the difference for the years ended December 31, is as follows:

	2021	2020
Loss before income taxes	$(182,782)	$(109,184)
Federal and provincial statutory rates	24%	25%
Tax at statutory rates	$(43,868)	$(27,296)
Adjusted for the effect of:
Non-deductible expenses	1,162	628
Non-taxable capital gains	(257)	(6,184)
Impact of foreign tax rates	(1,474)	(238)
Withholding taxes	937	813
Taxes related to prior years	(1,467)	(1,531)
Tax assets not recognized	37,924	44,112
Other	1,647	650
Income tax expense (recovery)	$(5,396)	$10,954

Summary of Net Deferred Tax Liability
The net deferred tax liability is comprised of the tax effect of the following temporary differences:

	2021	2020
Deferred tax liability:
Property, plant and equipment and intangibles	$359,383	$393,631
Debt issue costs	1,457	2,665
Partnership deferrals	11,082	2,532
Other	6,221	6,322
	378,143	405,150
Offsetting of assets and liabilities	(365,924)	(383,914)
	$12,219	$21,236

Deferred tax assets:
Losses (expire from time to time up to 204 1 )	$340,406	$370,439
Long-term incentive plan	14,264	4,956
Other	12,121	9,617
	366,791	385,012
Offsetting of assets and liabilities	(365,924)	(383,914)
	$867	$1,098
Net deferred tax liability	$11,352	$20,138

Summary of Movement in Temporary Differences of Deferred Tax Liabilities

	Property, Plant and Equipment and Intangibles	Partnership Deferrals	Other Deferred Tax Liabilities	Losses	Debt Issue Costs	Long-Term Incentive Plan	Other Deferred Tax Assets	Net Deferred Tax Liability
Balance, December 31, 2019	$426,934	$850	$7,926	$(402,025)	$3,280	$(6,131)	$(10,169)	$20,665

Recognized in net earnings (loss)	(28,600)	1,682	(1,601)	33,141	(615)	1,120	537	5,664
Recognized in other comprehensive income	—	—	—	(5,398)	—	—	—	(5,398)
Effect of foreign currency exchange differences	(4,703)	—	(3)	3,843	—	55	15	(793)
Balance, December 31, 2020	$393,631	$2,532	$6,322	$(370,439)	$2,665	$(4,956)	$(9,617)	$20,138
Recognized in net earnings (loss)	(32,562)	8,550	(99)	28,528	(1,208)	(9,291)	(2,517)	(8,599)
Effect of foreign currency exchange differences	(1,686)	—	(2)	1,505	—	(17)	13	(187)
Balance, December 31, 2021	$359,383	$11,082	$6,221	$(340,406)	$1,457	$(14,264)	$(12,121)	$11,352

Summary of Deferred Tax Asset Not Recognized	Accordingly, the Corporation has not recognized a deferred tax asset for the following items:

	2021	2020
Tax losses (Capital)	$29,363	$29,809
Tax losses (Income)	96,671	72,516
Deductible temporary differences	4,153	2,020
Total	$130,187	$104,345